WASATCH FUNDS TRUST

Supplement dated March 24, 2015 to the

Statement of Additional Information dated January 31, 2015

Investor Class

Wasatch Core Growth Fund® — Investor Class (WGROX)

Wasatch Emerging India Fund® — Investor Class (WAINX)

Wasatch Emerging Markets Select Fund® — Investor Class (WAESX)

Wasatch Emerging Markets Small Cap Fund® — Investor Class (WAEMX)

Wasatch Frontier Emerging Small Countries Fund® — Investor Class (WAFMX)

Wasatch Global Opportunities Fund® — Investor Class (WAGOX)

Wasatch Heritage Growth Fund® — Investor Class (WAHGX)

Wasatch International Growth Fund® — Investor Class (WAIGX)

Wasatch International Opportunities Fund® — Investor Class (WAIOX)

Wasatch Large Cap Value Fund® — Investor Class (FMIEX)

Wasatch Long/Short Fund® — Investor Class (FMLSX)

Wasatch Micro Cap Fund® — Investor Class (WMICX)

Wasatch Micro Cap Value Fund® — Investor Class (WAMVX)

Wasatch Small Cap Growth Fund® — Investor Class (WAAEX)

Wasatch Small Cap Value Fund® — Investor Class (WMCVX)

Wasatch Strategic Income Fund® — Investor Class (WASIX)

Wasatch Ultra Growth Fund® — Investor Class (WAMCX)

Wasatch World Innovators Fund® — Investor Class (WAGTX)

Wasatch–1st Source Income Fund® — Investor Class (FMEQX)

Wasatch-Hoisington U.S. Treasury Fund® — Investor Class (WHOSX)

This Supplement updates certain information contained in the Wasatch Funds Statement of Additional Information for Investor Class shares, dated January 31, 2015. You should retain this Supplement and the Statement of Additional Information for future reference. Additional copies of the Statement of Additional Information may be obtained free of charge by visiting our web site at www.WasatchFunds.com or calling us at 800.551.1700.

The last paragraph in the section entitled “General Information and History” in the SAI is hereby deleted in its entirety and replaced with the following:

The Emerging Markets Small Cap Fund, Frontier Emerging Small Countries Fund, International Growth Fund and Small Cap Growth Fund are each closed to new investors with the exception of: (1) investors who purchase shares directly from Wasatch Funds; (2) clients of all investment advisors with discretionary investment allocation programs where such advisors and programs had investments in the Fund prior to the Fund’s closing date; and (3) retirement plans and their participants where such plans had investments in the Fund prior to the Fund’s closing date.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE